Segment reporting - Product net sales by country of sales (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segment reporting
Total product net sales	$ 1,738,644	$ 875,918
United States
Segment reporting
Total product net sales	1,482,882	754,542
Japan
Segment reporting
Total product net sales	83,678	38,114
China
Segment reporting
Total product net sales	32,902	16,196
Netherlands
Segment reporting
Total product net sales	1,588	0
Rest of the World
Segment reporting
Total product net sales	$ 137,594	$ 67,066